Summary of Significant Principal Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2023
Summary of Significant Principal Accounting Policies
Schedule of amounts and balances of Shanghai Zunyi were included in the Group's consolidated financial statement after the elimination of intercompany balances and transactions

	As of
	December 31,
	2022	2023
	RMB	RMB
Cash and cash equivalent	44,076	76,866
Accounts receivable, net	220,229	179,983
Inventories	160	106
Advances to suppliers	2,041	4,079
Amounts due from related parties	3	5
Prepayments and other current assets	1,632	2,923
Property and equipment, net	1,495	1,365
Intangible assets, net	38,126	19,076
Total assets	307,762	284,403
Accounts payable	19,469	3,916
Amounts due to related parties	15,727	3
Income tax payables	959	3,300
Accrued expenses and other current liabilities	81,374	36,844
Total liabilities	117,529	44,063

	For Year Ended
	December 31,
	2021	2022	2023
	RMB	RMB	RMB
Net revenues	748,214	572,360	548,439
Net income	575,519	433,204	431,026
Net cash provided by operating activities	750,309	183,899	530,391
Net cash used in investing activities	(10,246)	(4,053)	(2,504)

Schedule of assets that are measured at fair value on a recurring and non-recurring basis

As of December 31, 2022	Fair Value Measurements at Reporting Date Using
Description	Quoted Prices in Active
	Markets for Identical Assets	Significant Other	Significant Unobservable
	(Level 1)	Observable Inputs (Level 2)	Inputs (Level 3)
Equity securities with readily determinable fair value	112,115	—	—
Derivative liabilities	—	—	364,758

As of December 31, 2023	Fair Value Measurements at Reporting Date Using
Description	Quoted Prices in Active
	Markets for Identical Assets	Significant Other	Significant Unobservable
	(Level 1)	Observable Inputs (Level 2)	Inputs (Level 3)
Equity securities with readily determinable fair value	44,260	—	—

As of December 31, 2022	Fair Value Measurements at Reporting Date Using
Description	Significant Other	Significant Unobservable
	Observable Inputs (Level 2)	Inputs (Level 3)	Total Loss for the Year
Equity securities without readily determinable fair values	87,750	—	8,400
Goodwill	—	336,326	13,155

As of December 31, 2023	Fair Value Measurements at Reporting Date Using
Description	Significant Unobservable
	Inputs (Level 3)	Total Loss for the Year
Goodwill	312,464	35,212

Schedule of concentration of customers and suppliers

The following customer accounted for 10% or more of net revenues for the years ended December 31, 2021, 2022 and 2023:

	For Year Ended December 31,
	2021	2022	2023
	RMB	RMB	RMB
A	989,904	1,094,564	976,028

The following customer accounted for 10% or more of balances of accounts receivable as of December 31, 2022 and 2023:

	As of December 31,
	2022	2023
	RMB	RMB
A	477,915	406,578

The following supplier accounted for 10% or more of purchases for the years ended December 31, 2021, 2022 and 2023:

	For Year Ended December 31,
	2021	2022	2023
	RMB	RMB	RMB
B	1,487,017	1,007,377	761,488

Schedule of estimated useful lives and residual rates

Classification	Useful years	Residual rate
Electronic devices	3 years	0% - 5%
Vehicle	5 years	5%
Furniture and office equipment	5 years	5%
Machinery	10 years	5%
Buildings	44 years	5%
Leasehold improvement	Over the shorter of the expected life of leasehold improvements or the lease term	0%

Summary of useful lives of intangible assets

Item	Useful years
Internally developed software	3 years
Trademark	10 years
Supplier relationship	10 years
Customer relationship	From 2 years to 10 years
Brand	5 years
Franchising	8 years
Technology	From 3 years to 5 years